Performance Trust Credit Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 2 .20%
Freddie Mac Multifamily Structured Pass Through Certificates
K072, 0.491%, 12/25/2027 (a) $ 71,071,022 $ 918,799
K130, 1.143%, 06/25/2031 (a) 18,464,879 1,112,036
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $2,187,284) 2,030,835
ASSET BACKED SECURITIES — 7 .03%
American Credit Acceptance Receivables Trust
2021-2, 2.540%, 07/13/2027 1,000,000 955,828
2022-3, 4.860%, 10/13/2028 1,000,000 991,154
Exeter Automobile Receivables Trust
2021-2A, 2.900%, 07/17/2028 1,500,000 1,384,966
GLS Auto Receivables Trust
2022-3A, 4.920%, 01/15/2027 1,000,000 987,891
2020-2A, 7.480%, 04/15/2027 1,225,000 1,230,252
2021-2A, 2.870%, 05/15/2028 1,000,000 922,720
TOTAL ASSET BACKED SECURITIES (Cost $6,499,194) 6,472,811
COLLATERALIZED LOAN OBLIGATIONS — 12 .74%
Apidos CLO
2013-12A, 11.055% (TSFR3M + 5.662%), 04/15/2031 1,000,000 887,001
2019-31A, 12.255% (TSFR3M + 6.862%), 04/15/2031 1,000,000 967,912
ARES CLO
2015-4A, 8.305% (TSFR3M + 2.912%), 10/15/2030 1,000,000 970,625
2016-39A, 9.007% (TSFR3M + 3.612%), 04/18/2031 1,000,000 961,132
Burnham Park CLO
2016-1A, 8.527% (TSFR3M + 3.112%), 10/20/2029 1,000,000 988,646
Buttermilk Park CLO
2018-1A, 8.755% (TSFR3M + 3.362%), 10/15/2031 1,000,000 959,114
Cayuga Park CLO
2020-1A, 11.664% (TSFR3M + 6.262%), 07/17/2034 1,250,000 1,196,813
Goldentree Loan Opportunities Ltd.
2017-2A, 10.377% (TSFR3M + 4.962%), 11/28/2030 1,000,000 941,532
2022-16A, 0.000% (TSFR3M + 4.750%), 01/20/2034 (b) 1,000,000 1,000,000
Magnetite CLO Ltd.
2015-15A, 10.840% (TSFR3M + 5.462%), 07/25/2031 1,000,000 928,812
Neuberger Berman CLO Ltd.
2019-35A, 12.658% (TSFR3M + 7.262%), 01/19/2033 1,000,000 959,904
2019-33A, 8.555% (TSFR3M + 3.162%), 10/16/2033 1,000,000 974,547
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost
$11,407,693) 11,736,038

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 42 .87%
Banks — 13 .31%
Banner Corp.
5.000% to 6/30/2025 then (TSFR3M + 4.890%), 06/30/2030 $ 1,000,000 $ 899,639
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), Perpetual Maturity 1,000,000 928,692
Deutsche Bank AG
7.079% to 11/10/2032 then (SOFR + 3.650%), 02/10/2034 1,000,000 960,487
First Busey Corp.
5.250% to 6/1/2025 then (TSFR3M + 5.110%), 06/01/2030 1,000,000 895,277
First Financial Bancorp.
5.250% to 5/15/2025 then (TSFR3M + 5.090%), 05/15/2030 1,000,000 930,442
Home BancShares, Inc.
3.125% to 1/30/2027 then (TSFR3M + 1.820%), 01/30/2032 1,500,000 1,127,875
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 1,000,000 783,094
Park National Corp.
4.500% to 9/1/2025 then (TSFR3M + 4.390%), 09/01/2030 1,250,000 1,134,135
Renasant Corp.
4.500% to 9/15/2030 then (TSFR3M + 4.025%), 09/15/2035 1,000,000 689,614
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 1,000,000 931,421
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 1,000,000 856,755
Western Alliance Bank
5.250% to 6/1/2025 then (TSFR3M + 5.120%), 06/01/2030 1,500,000 1,348,108
WSFS Financial Corp.
2.750% to 12/15/2025 then (SOFR + 2.485%), 12/15/2030 1,000,000 775,654
12,261,193
Building Products — 1 .00%
JELD-WEN, Inc.
4.875%, 12/15/2027 1,000,000 923,210
Capital Markets — 2 .27%
Ares Capital Corp.
3.200%, 11/15/2031 1,300,000 1,029,417
MSCI, Inc.
3.625%, 11/01/2031 1,250,000 1,065,077
2,094,494
Consumer Finance — 3 .90%
Ally Financial, Inc.
6.700%, 02/14/2033 1,250,000 1,163,674
Ford Motor Credit Co. LLC
7.350%, 03/06/2030 1,250,000 1,300,767

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 42.87% (Continued)
Consumer Finance — 3.90% (Continued)
OneMain Finance Corp.
5.375%, 11/15/2029 $ 1,250,000 $ 1,126,274
3,590,715
Distributors — 1 .09%
LKQ Corp.
6.250%, 06/15/2033 1,000,000 1,000,466
Diversified Consumer Services — 2 .17%
Service Corp. International
4.000%, 05/15/2031 1,250,000 1,066,288
Washington University
4.349%, 04/15/2122 1,200,000 928,736
1,995,024
Electrical Equipment — 1 .07%
Regal Rexnord Corp.
6.300%, 02/15/2030 1,000,000 989,985
Financial Services — 0 .19%
Compeer Financial FLCA
3.375% to 6/1/2031 then (SOFR + 1.965%), 06/01/2036 250,000 170,855
Hotels, Restaurants & Leisure — 1 .15%
Station Casinos, LLC
4.625%, 12/01/2031 1,250,000 1,060,613
Household Durables — 3 .95%
Ashton Woods USA, LLC
4.625%, 04/01/2030 1,000,000 835,076
M/I Homes, Inc.
3.950%, 02/15/2030 1,300,000 1,110,421
Meritage Homes Corp.
3.875%, 04/15/2029 1,000,000 888,900
Tempur Sealy International, Inc.
3.875%, 10/15/2031 1,000,000 804,617
3,639,014
Machinery — 0 .91%
Allison Transmission, Inc.
3.750%, 01/30/2031 1,000,000 835,975
Media — 2 .47%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 1,500,000 1,260,930
Sirius XM Radio, Inc.
3.875%, 09/01/2031 1,250,000 1,012,677
2,273,607

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 42.87% (Continued)
Professional Services — 1 .01%
Science Applications International Corp.
4.875%, 04/01/2028 $ 1,000,000 $ 933,508
Real Estate Management & Development — 1 .09%
Cushman & Wakefield US Borrower LLC
8.875%, 09/01/2031 1,000,000 1,003,206
Retail REITs — 0 .87%
American Finance Trust, Inc.
4.500%, 09/30/2028 1,000,000 805,765
Software — 0 .91%
Oracle Corp.
3.850%, 07/15/2036 1,000,000 835,025
Specialty Retail — 4 .23%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 1,250,000 1,091,198
AutoNation, Inc.
3.850%, 03/01/2032 1,250,000 1,054,654
Ken Garff Automotive LLC
4.875%, 09/15/2028 1,000,000 891,822
Lithia Motors, Inc.
4.375%, 01/15/2031 1,000,000 862,929
3,900,603
Technology Hardware, Storage & Peripherals — 1 .28%
Dell International, LLC
8.100%, 07/15/2036 1,000,000 1,177,342
TOTAL CORPORATE BONDS (Cost $40,263,944) 39,490,600
MUNICIPAL BONDS — 5 .69%
Illinois — 0 .71%
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2038 (b) 1,250,000 649,765
Michigan — 1 .08%
University of Michigan
4.454%, 04/01/2122 1,221,000 993,109
Ohio — 1 .02%
Ohio State University
4.800%, 06/01/2111 1,080,000 935,788
Pennsylvania — 1 .06%
Pennsylvania Turnpike Commission
3.000%, 12/01/2042 1,250,000 979,256
Tennessee — 0 .68%
New Memphis Arena Public Building Authority
0.000%, 04/01/2043 (b) 1,625,000 623,359

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 5.69% (Continued)
Texas — 0 .88%
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 $ 1,000,000 $ 814,216
Wisconsin — 0 .26%
Public Finance Authority
7.500%, 06/01/2029 250,000 242,085
TOTAL MUNICIPAL BONDS (Cost $5,327,929) 5,237,578
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15 .99%
BANK
2019-BN23, 3.622%, 12/15/2052 1,000,000 708,414
2020-BN29, 2.500%, 11/15/2053 850,000 481,114
2022-BNK40, 2.500%, 03/15/2064 500,000 254,803
2021-BN35, 2.902%, 06/15/2064 1,255,000 823,530
BBCMS Trust
2022-C17, 1.325%, 09/15/2055 (a) 14,962,757 1,123,987
Benchmark Mortgage Trust
2021-B27, 1.604%, 07/15/2054 (a) 15,000,000 1,320,694
Citigroup Commercial Mortgage Trust
2016-C1, 5.105%, 05/10/2049 1,000,000 893,720
GS Mortgage Securities Corp. II
2012-BWTR, 2.954%, 11/05/2034 1,000,000 716,866
2012-BWTR, 3.255%, 11/05/2034 478,000 228,843
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 2.700%, 11/15/2052 1,000,000 592,357
Morgan Stanley Capital I, Inc.
2017-H1, 4.281%, 06/15/2050 1,500,000 1,217,485
2017-HR2, 4.463%, 12/15/2050 1,400,000 1,184,161
2019-H7, 3.000%, 07/15/2052 1,000,000 604,097
Wells Fargo Commercial Mortgage Trust
2015-C28, 4.216%, 05/15/2048 1,000,000 762,450
2016-C37, 3.335%, 12/15/2049 1,250,000 902,506
2018-C43, 4.514%, 03/15/2051 1,250,000 1,011,751
2019-C52, 3.561%, 08/15/2052 1,000,000 727,456
2020-C57, 4.157%, 08/15/2053 1,500,000 1,178,395
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $16,687,673) 14,732,629
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 4 .53%
Banc of America Alternative Loan Trust
2006-2, 6.500%, 03/25/2036 1,405,242 1,116,401

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 4.53% (Continued)
Countrywide Home Loan Mortgage Pass Through Trust
2006-17, 6.000% (TSFR1M + 0.664%), 12/25/2036 $ 343,989 $ 139,067
Credit Suisse Management LLC
2005-11, 5.500%, 12/25/2035 355,648 149,601
Vericrest Opportunity Loan Transferee
2021-NPL4, 4.949%, 03/27/2051 (c) 350,000 282,477
WaMu Mortgage Pass Through Certificates
2006-AR12, 4.492%, 10/25/2036 1,508,642 1,328,728
WaMu Mortgage Pass-Through Certificates
2005-AR14, 4.912%, 12/25/2035 1,300,357 1,158,355
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED
SECURITIES (Cost $4,643,959) 4,174,629
U.S. GOVERNMENT NOTES/BONDS — 5 .44%
United States Treasury Notes/Bonds
3.875%, 02/15/2043 2,550,000 2,274,828
3.875%, 05/15/2043 2,000,000 1,782,969
4.375%, 08/15/2043 1,000,000 956,016
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $5,445,990) 5,013,813
Shares
MONEY MARKET FUNDS — 3 .28%
First American Government Obligations Fund - X Class, 5.286% (d) 3,026,128 3,026,128
TOTAL MONEY MARKET FUNDS (Cost $3,026,128) 3,026,128
Total Investments (Cost $95,489,794) — 99.77% $ 91,915,061
Other Assets in Excess of Liabilities — 0.23% 206,664
TOTAL NET ASSETS — 100.00% $ 92,121,725
Percentages are stated as a percent of net assets.
AG
Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.
CLO
CLO Collateralized Loan Obligation
PLC
Public Limited Company
(a) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(b) Represents a security issued at a discount to its face value but pays no interest.
(c) Step-up bond; the rate shown represents the rate at 11/30/2023.
(d) The rate shown represents the seven-day yield as of November 30, 2023.

Performance Trust Credit Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
Performance Trust Credit Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Fixed Income Securities:
Agency Commercial Mortgage Backed
Securities $ – $ 2,030,835 $ – $ 2,030,835
Asset Backed Securities – 6,472,811 – 6,472,811
Collateralized Loan Obligations – 11,736,038 – 11,736,038
Corporate Bonds – 39,490,600 – 39,490,600
Municipal Bonds – 5,237,578 – 5,237,578
Non-Agency Commercial Mortgage
Backed Securities – 14,732,629 – 14,732,629
Non-Agency Residential Mortgage Backed
Securities – 4,174,629 – 4,174,629
U.S. Government Notes/Bonds – 5,013,813 – 5,013,813
Total Fixed Income Securities – 88,888,933 – 88,888,933
Money Market Funds 3,026,128 – – 3,026,128
Total Investments in Securities $ 3,026,128 $ 88,888,933 $ – $ 91,915,061
(1) See the Schedule of Investments for industry classifications.